Schedule of third party and general and administrative expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Total	€ 4,951,456	€ 5,258,501	€ 5,705,030
Compensation [Member]
Related Party Transaction [Line Items]
Total	2,478,358	2,535,367	2,562,854
Accounting Legal and Other Professional [Member]
Related Party Transaction [Line Items]
Total	828,592	1,026,534	781,817
Communication and IT Related [Member]
Related Party Transaction [Line Items]
Total	188,951	166,416	171,380
Facility and Insurance Related [Member]
Related Party Transaction [Line Items]
Total	18,143	21,911	1,256,507
Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	561,458	610,103	593,788
Other [Member]
Related Party Transaction [Line Items]
Total	875,954	898,170	338,684
Third Parties [Member]
Related Party Transaction [Line Items]
Total	3,475,570	3,923,550	4,414,381
Third Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	1,019,056	1,218,299	1,293,880
Third Parties [Member] | Accounting Legal and Other Professional [Member]
Related Party Transaction [Line Items]
Total	828,592	1,026,534	781,817
Third Parties [Member] | Communication and IT Related [Member]
Related Party Transaction [Line Items]
Total	188,951	166,416	171,380
Third Parties [Member] | Facility and Insurance Related [Member]
Related Party Transaction [Line Items]
Total	3,348	6,180	1,241,692
Third Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	561,458	610,103	593,788
Third Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total	874,165	896,018	331,824
Related Parties [Member]
Related Party Transaction [Line Items]
Total	1,475,886	1,334,951	1,290,649
Related Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	1,459,302	1,317,068	1,268,974
Related Parties [Member] | Accounting Legal and Other Professional [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Communication and IT Related [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Facility and Insurance Related [Member]
Related Party Transaction [Line Items]
Total	14,795	15,731	14,815
Related Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total	€ 1,789	€ 2,152	€ 6,860